Prepaids and Deposits (Details) - Schedule of Prepaid and Deposits - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid And Deposits [Abstract]
Prepaid expenses	$ 888,129	$ 957,645	$ 89,819
Deposits	46,088	113,893	24,376
Prepaid and deposits	934,217	1,071,538
Prepaids and deposits - current	923,444	1,060,765	153,422
Deposits- non-current	$ 10,773	$ 10,773	$ 10,773